Note 18 - Revenues - Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 56,367	$ 60,222	$ 66,088
Time Charter Contracts [Member]
Revenues	56,367	60,222	61,695
Time Charter - Related Parties [Member]
Revenues	0	0	1,311
Voyage Charter [Member]
Revenues	$ 0	$ 0	$ 3,082